STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]
Balance at Aug. 10, 2011	$ 0		$ 0		$ 0		$ 0
Balance (in shares) at Aug. 10, 2011			0
Issuance of common stock to founders upon inception date at par value	650		130		520		0
Issuance of common stock to founders upon inception date at par value (in shares)			1,300,000
Issuance of common stock to accredited investors upon inception date at par value	10,000		40		9,960		0
Issuance of common stock to accredited investors upon inception date at par value (in shares)			400,000
Issuance of common stock to founders in October 2011 at par value	100		20		80		0
Issuance of common stock to founders in October 2011 at par value (in shares)			200,000
Issuance of common stock in October and November 2011 at $3.05 per stock, net of issuance cost	481,490		23		481,467		0
Issuance of common stock in October and November 2011 at $3.05 per stock, net of issuance cost (in shares)			228,000
Issuance of common stock in December 2011 at $3.10 per stock, net of issuance cost	86,253		4		86,249		0
Issuance of common stock in December 2011 at $3.10 per stock, net of issuance cost (in shares)			38,000
Net loss	(385,349)		0		0		(385,349)
Balance at Dec. 31, 2011	193,144		217		578,276		(385,349)
Balance (in shares) at Dec. 31, 2011			2,166,000
Issuance of common stock in February and March 2012 at $3.15 per stock, net of issuance cost	540,109		23		540,086		0
Issuance of common stock in February and March 2012 at $3.15 per stock, net of issuance cost (in shares)			226,200
Issuance of common stock and warrants in August 2012 at $5.00 per unit, net of issuance cost	498,157		10		498,147
Issuance of common stock and warrants in August 2012 at $5.00 per unit, net of issuance cost (in shares)			100,003
Issuance of common stock in September and October 2012 at $7.50 per stock, net of issuance cost	2,384,478		36		2,384,442		0
Issuance of common stock in September and October 2012 at $7.50 per stock, net of issuance cost (in shares)			359,018
Cost related to issuance of common stock to service provider	437,499		6		437,493		0
Cost related to issuance of common stock to service provider (in shares)			58,333
Stock-based compensation	564,143		0		564,143		0
Net loss	(5,686,573)		0		0		(5,686,573)
Balance at Dec. 31, 2012	(1,069,043)			[1]	5,002,000		(6,072,000)
Balance (in shares) at Dec. 31, 2012			2,909,554
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost	996,000			[1]	996,000		0
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost (in shares)			200,005
Cost related to issuance of common stock to service provider	488,000			[1]	488,000		0
Cost related to issuance of common stock to service provider (in shares)			41,667
Cost related to issuance of warrants to service provider in March and May 2013	523,000		0		523,000		0
Cost related to issuance of warrants to service provider in March and May 2013 (in shares)			0
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost	8,987,000			[1]	8,987,000		0
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost (in shares)			800,000
Exercise of warrants	708,000			[1]	708,000		0
Exercise of warrants (in shares)			60,155
Exercise of options		[1]		[1]		[1]	0
Exercise of options (in shares)	3,000		3,000
Stock-based compensation	3,213,000		0		3,213,000		0
Net loss	(13,931,778)		0		0		(13,931,000)
Balance at Dec. 31, 2013	(86,000)			[1]	19,917,000		(20,003,000)
Balance (in shares) at Dec. 31, 2013			4,014,381
Issuance of Common Stock and warrants in February 2014 at $2.75 per unit, net of issuance cost	1,013,000			[1]	1,013,000		0
Issuance of Common Stock and warrants in February 2014 at $2.75 per unit, net of issuance cost (in shares)			445,392
Exercise of warrants	352,000			[1]	352,000		0
Exercise of warrants (in shares)			68,524
Exercise of options	7,000			[1]	7,000		0
Exercise of options (in shares)			74,500
Stock-based compensation	1,199,000		0		1,199,000		0
Net loss	(6,238,000)		0		0		(6,238,000)
Balance at Jun. 30, 2014	$ (3,753,000)			[1]	$ 22,488,000		$ (26,241,000)
Balance (in shares) at Jun. 30, 2014			4,602,797

[1]	Represent an amount lower than $1.